Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Preferred shares
At December 31, 2017 and 2016, the Company's issued and outstanding redeemable preferred shares, each with a par value of $1.00 per share, were as follows (in millions of U.S. dollars, except percentage amounts):

	Series F	Series G	Series H	Series I	Total
Date of issuance	February 2013	May 2016	May 2016	May 2016
Number of preferred shares outstanding	2,679,426	6,415,264	11,753,798	7,320,574	28,169,062
Annual dividend rate	5.875%	6.5%	7.25%	5.875%
Underwriting discounts and commissions (1)	$2.3	$5.4	$9.5	$6.4	$23.6
Aggregate liquidation value, at $25 per share	$67.0	$160.4	$293.8	$183.0	$704.2

(1)
Underwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued shares as a result of the share exchange in May 2016 for $nil consideration described below.